Shareholders' Equity - Warrants activity (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 14, 2019	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year	$ 3,628	$ 3,628
Adjustments- finance expenses	4,570	4,570
Fair value at the end of the year	8,198
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year, Adjusted balance	3,628	$ 3,628
Adjustments- finance expenses	4,570
Fair value at the end of the year	$ 8,198